TRAVELERS PORTFOLIO ARCHITECT SELECT ANNUITY
                                               SUPPLEMENT DATED JULY 15, 2002 TO
                                                    PROSPECTUS DATED MAY 1, 2002


The following replaces the information contained in your Travelers Portfolio Architect Select Annuity contract prospectus. Please retain this supplement and keep it with the contract prospectus for future reference.

The Variable Funding Option Expenses Section is revised as follows:

                                                                                                            TOTAL ANNUAL
                                                   MANAGEMENT         DISTRIBUTION                           OPERATING
                                                       FEE           AND/OR SERVICE     OTHER EXPENSES        EXPENSES
                                                  AFTER EXPENSE            FEES         (AFTER EXPENSE     (AFTER EXPENSE
FUNDING OPTIONS:                                 (REIMBURSEMENT)       (12b-1 FEES)     REIMBURSEMENT)      REIMBURSEMENT)
----------------                                -----------------   ----------------   ----------------   -----------------
GREENWICH STREET SERIES FUND
   Equity Index Portfolio-- Class II Shares* ...    0.31%**              0.25%              0.03%              0.59%(6)

**The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On June 24, 2002, the shareholders of the Greenwich Street Fund:
Equity Index Portfolio approved a new Investment Advisory Agreement, which became effective immediately after the shareholder meeting. Under the new agreement, the management fee increased by 0.10%. Finally, the fund's Management eliminated the voluntary fee cap of 0.55%.

NOTES

(6) There were no fees waived or expenses reimbursed for these funds in 2001. Smith Barney Fund Management receives an administrative fee, which is reflected in the management fee column.

The Examples are revised as follows:

EXAMPLE:  WITH E.S.P.

                                                  IF CONTRACT IS SURRENDERED AT THE          IF CONTRACT IS NOT SURRENDERED OR
                                                         END OF PERIOD SHOWN:                ANNUITIZED AT END OF PERIOD SHOWN:
                                              ----------------------------------------- -------------------------------------------
FUNDING OPTION                                 1 YEAR   3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------                                -------- ---------- ---------- ---------- --------- ---------- ---------- -----------
GREENWICH STREET SERIES FUND
   Equity Index Portfolio-- Class II Shares...   82        119        159        255        22         69        119        255

EXAMPLE:  WITHOUT E.S.P

                                                  IF CONTRACT IS SURRENDERED AT THE          IF CONTRACT IS NOT SURRENDERED OR
                                                         END OF PERIOD SHOWN:                ANNUITIZED AT END OF PERIOD SHOWN:
                                              ----------------------------------------- -------------------------------------------
FUNDING OPTION                                 1 YEAR   3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------                                -------- ---------- ---------- ---------- --------- ---------- ---------- -----------
GREENWICH STREET SERIES FUND
   Equity Index Portfolio-- Class II Shares...   80        113       148        234        20         63         108        234




L-12981                                                            July 15, 2002